Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 16.5%

Security	Principal Amount (000's omitted)*		Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,512	$ 1,374,206
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)		153	143,729
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,122	938,488
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	986,913
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,142,504
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		1,389	1,386,244
Series 2022-A, Class B, 9.52%, 12/15/26(1)		1,687	1,694,221
Series 2022-A, Class C, 0.00%, 12/15/26(1)		1,700	1,451,863
Series 2023-A, Class B, 10.00%, 1/17/28(1)		607	608,923
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)		112	110,906
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	254,128
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		706	681,837
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,843	1,743,383
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/25/49(1)		725	695,992
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)		655	538,653
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		1,029	846,934
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		903	839,604
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		800	789,482
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		75	69,532
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		535	451,493
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	370,290
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		1,023	616,104
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		97	69,409
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,357	1,547,733
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		322	278,247
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		46	39,050
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		158	122,864
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,589	1,268,220
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		632	497,563
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	1,265,135
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		777	651,000
Security	Principal Amount (000's omitted)*		Value
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		103	$ 91,851
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,358	1,225,020
Oportun Issuance Trust:
Series 2021-B, Class C, 3.65%, 5/8/31(1)		976	896,500
Series 2021-C, Class B, 2.67%, 10/8/31(1)		2,995	2,693,522
Series 2021-C, Class C, 3.61%, 10/8/31(1)		470	418,653
Series 2022-2, Class C, 9.36%, 10/9/29(1)		1,991	1,992,230
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		449	433,549
Series 2021-3, Class C, 3.27%, 5/15/29(1)		3,950	3,420,696
Series 2021-5, Class C, 3.93%, 8/15/29(1)		1,262	1,101,250
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)		337	324,213
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		520	434,723
Prodigy Finance, Series 2021-1A, Class C, 9.184%, (1 mo. SOFR + 3.864%), 7/25/51(1)(3)		383	383,276
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)		73	73,100
Retained Vantage Data Centers Issuer, LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	950,222
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		1,466	1,307,218
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		187	158,823
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		406	319,925
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,637	1,501,060
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,322	1,201,900
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)		699	691,891
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)		200	191,818
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	409,805
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,338	1,044,409
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,138	1,064,850
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		609	483,210
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		2,479	2,064,878
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		153	133,737
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)		816	801,490
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)		353	99,781
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)		571	569,981
Upstart Securitization Trust:
Series 2020-3, Class C, 6.25%, 11/20/30(1)		1,694	1,684,443
Series 2021-1, Class B, 1.89%, 3/20/31(1)		42	42,459

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,209	$ 1,175,017
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	686,896
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	219	176,728
Series 2020-A, Class C, 6.657%, 3/15/45(1)	135	97,378
Total Asset-Backed Securities (identified cost $59,632,834)		$ 53,821,152

Collateralized Mortgage Obligations — 9.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1C, 8.265%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	$900	$ 917,290
Series 2021-3A, Class M1B, 6.715%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	2,220	2,193,588
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	884	776,966
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.765%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	861	881,488
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	76	70,601
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.579%, (30-day average SOFR + 8.264%), 7/25/49(1)(3)	1,270	1,410,682
Series 2019-HQA3, Class B1, 8.429%, (30-day average SOFR + 3.114%), 9/25/49(1)(3)	410	428,661
Series 2019-HQA4, Class B1, 8.379%, (30-day average SOFR + 3.064%), 11/25/49(1)(3)	280	288,465
Series 2020-DNA6, Class B1, 8.315%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	275	276,372
Series 2020-HQA2, Class B1, 9.529%, (30-day average SOFR + 4.214%), 3/25/50(1)(3)	569	620,505
Series 2021-DNA2, Class B1, 8.715%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	815	837,607
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.779%, (30-day average SOFR + 4.464%), 7/25/31(1)(3)	795	847,068
Series 2019-R02, Class 1B1, 9.579%, (30-day average SOFR + 4.264%), 8/25/31(1)(3)	776	819,181
Series 2019-R03, Class 1B1, 9.529%, (30-day average SOFR + 4.214%), 9/25/31(1)(3)	795	839,078
Series 2019-R05, Class 1B1, 9.529%, (30-day average SOFR + 4.214%), 7/25/39(1)(3)	1,057	1,096,179
Series 2019-R06, Class 2B1, 9.179%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	1,687	1,732,999
Series 2019-R07, Class 1B1, 8.829%, (30-day average SOFR + 3.514%), 10/25/39(1)(3)	1,518	1,551,514
Series 2020-R02, Class 2B1, 8.429%, (30-day average SOFR + 3.114%), 1/25/40(1)(3)	494	499,397
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R01, Class 1B2, 11.315%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	$2,287	$ 2,326,541
Series 2021-R02, Class 2B1, 8.615%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	180	180,989
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	323,584
Series 2023-84, Class MW, 6.00%, 6/20/53	349	341,049
Series 2023-98, Class BW, 6.00%, 7/20/53	385	376,656
Series 2023-99, Class AL, 6.00%, 7/20/53	385	376,556
Series 2023-102, Class SG, 2.742%, (22.55% - 30-day average SOFR x 3.727), 7/20/53(5)	567	515,636
Series 2023-133, Class S, 5.66%, (21.60% - 30-day average SOFR x 3.00), 9/20/53(5)	1,155	1,115,609
Home Re, Ltd.:
Series 2018-1, Class M2, 8.434%, (30-day average SOFR + 3.00%), 10/25/28(1)(3)	1,968	1,982,119
Series 2021-1, Class M1C, 7.734%, (30-day average SOFR + 2.414%), 7/25/33(1)(3)	319	320,865
Series 2021-1, Class M2, 8.284%, (30-day average SOFR + 2.964%), 7/25/33(1)(3)	1,295	1,298,717
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00%, 6/25/28(1)	475	474,890
Series 2023-RTL3, Class A1, 8.00%, 8/25/28(1)(2)	485	485,084
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.284%, (1 mo. SOFR + 3.85%), 2/25/25(1)(3)	1,332	1,331,867
Series 2018-GT2, Class A, 8.084%, (1 mo. SOFR + 2.65%), 8/25/25(1)(3)	500	500,019
Series 2021-FT1, Class A, 8.434%, (1 mo. SOFR + 3.00%), 3/25/26(1)(3)	500	488,224
Series 2022-FT1, Class A, 9.505%, (30-day average SOFR + 4.19%), 6/25/27(1)(3)	501	501,807
Radnor Re, Ltd., Series 2021-2, Class M1A, 7.165%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	201	201,127
Triangle Re, Ltd., Series 2021-3, Class B1, 10.265%, (30-day average SOFR + 4.95%), 2/25/34(1)(3)	977	972,427
Total Collateralized Mortgage Obligations (identified cost $29,880,779)		$30,201,407

Commercial Mortgage-Backed Securities — 7.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	$3,865	$ 1,278,655
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,555	344,232
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 7.097%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	2,362	2,257,917
CSMC:
Series 2020-TMIC, Class A, 8.948%, (1 mo. SOFR + 3.614%), 12/15/35(1)(3)	1,500	1,498,936

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CSMC: (continued)
Series 2021-4SZN, Class A, 9.30%, (1 mo. SOFR + 3.967%), 11/15/23(1)(3)	$1,620	$ 1,571,321
Series 2021-BPNY, Class A, 9.162%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	1,202	1,056,042
Series 2022-CNTR, Class A, 9.277%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	508	436,581
Extended Stay America Trust, Series 2021-ESH, Class D, 7.697%, (1 mo. SOFR + 2.36%), 7/15/38(1)(3)	2,138	2,107,520
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.679%, (30-day average SOFR + 3.364%), 10/25/49(1)(3)	1,534	1,499,863
Series 2020-01, Class M10, 9.179%, (30-day average SOFR + 3.864%), 3/25/50(1)(3)	2,247	2,197,529
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	88,617
Med Trust:
Series 2021-MDLN, Class E, 8.597%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	980	934,481
Series 2021-MDLN, Class F, 9.447%, (1 mo. SOFR + 4.114%), 11/15/38(1)(3)	1,000	950,899
Series 2021-MDLN, Class G, 10.697%, (1 mo. SOFR + 5.364%), 11/15/38(1)(3)	1,125	1,067,791
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.022%, (1 mo. SOFR + 2.692%), 5/15/36(1)(3)(6)	2,621	2,506,601
Series 2019-BPR, Class C, 8.972%, (1 mo. SOFR + 3.642%), 5/15/36(1)(3)(6)	960	908,739
VMC Finance, LLC, Series 2021-HT1, Class B, 9.945%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	3,728	3,536,109
Total Commercial Mortgage-Backed Securities (identified cost $28,771,839)		$24,241,833

Corporate Bonds — 39.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.0%
Celanese U.S. Holdings, LLC:
6.35%, 11/15/28	1,563	$ 1,544,159
6.70%, 11/15/33	1,084	1,055,976
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	744	628,140
		$ 3,228,275
Communications — 2.9%
AT&T, Inc.:
3.55%, 9/15/55	1,688	$ 1,034,384
3.65%, 6/1/51	585	377,478
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,493	2,266,718
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,168	1,517,570
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Nokia Oyj, 4.375%, 6/12/27	396	$ 367,042
Rogers Communications, Inc., 4.55%, 3/15/52	1,775	1,296,084
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	276,483
SES S.A., 5.30%, 4/4/43(1)	245	165,208
Sprint, LLC, 7.125%, 6/15/24	2,184	2,199,174
		$ 9,500,141
Consumer, Cyclical — 4.1%
Bath & Body Works, Inc.:
6.875%, 11/1/35	621	$555,319
7.60%, 7/15/37	306	268,908
Brunswick Corp., 5.10%, 4/1/52	2,189	1,509,578
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,457	1,385,188
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,316	1,408,344
Ford Motor Co., 4.75%, 1/15/43	728	532,151
General Motors Financial Co., Inc.:
5.80%, 6/23/28	750	733,113
5.85%, 4/6/30(7)	1,974	1,892,099
Hyundai Capital America, 5.70%, 6/26/30(1)	1,533	1,475,812
Lithia Motors, Inc., 4.375%, 1/15/31(1)	1,022	846,520
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	495	277,098
5.875%, 4/1/29(1)(7)	993	870,409
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	1,762	1,363,688
5.391%, 3/15/62	579	428,028
		$13,546,255
Consumer, Non-cyclical — 1.6%
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	514	$455,521
5.95%, 10/15/33(1)	1,455	1,382,840
Centene Corp.:
3.375%, 2/15/30	669	558,754
4.25%, 12/15/27	897	827,720
4.625%, 12/15/29	543	489,675
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	234	215,043
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(7)	123	105,744
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	687	493,180
5.20%, 4/1/29(1)	595	544,121
		$5,072,598
Diversified — 0.3%
Inversiones La Construccion S.A., 4.75%, 2/7/32(8)	1,373	$1,072,148
		$1,072,148

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Energy — 0.8%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(7)		1,134	$ 925,991
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		676	670,254
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)		1,095	936,942
			$ 2,533,187
Financial — 24.6%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(9)		700	$ 698,550
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(9)		173	168,490
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(9)		845	842,035
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		925	861,227
Ally Financial, Inc.:
6.992% to 6/13/28, 6/13/29(9)		636	622,728
8.00%, 11/1/31		2,275	2,298,887
American Assets Trust, L.P., 3.375%, 2/1/31		1,010	757,373
American National Group, LLC, 6.144%, 6/13/32(1)		1,140	1,032,693
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(8)(9)	EUR	930	1,012,394
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		871	852,573
6.375%, 7/15/30(1)		1,560	1,512,000
Banco Santander S.A., 6.921%, 8/8/33		1,800	1,722,361
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(8)(9)		942	926,704
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(9)		1,410	1,147,897
5.872% to 9/15/33, 9/15/34(9)		2,543	2,476,128
Bank of Nova Scotia (The), 4.90% to 6/4/25(9)(10)		1,218	1,117,047
BBVA Bancomer S.A./Texas:
5.125% to 1/18/28, 1/18/33(1)(9)		1,538	1,325,463
8.45% to 6/29/33, 6/29/38(1)(9)		722	712,151
BNP Paribas S.A.:
7.75% to 8/16/29(1)(9)(10)		733	697,643
8.50% to 8/14/28(1)(9)(10)		975	956,302
9.25% to 11/17/27(1)(7)(9)(10)		592	607,143
Broadstone Net Lease, LLC, 2.60%, 9/15/31		305	213,898
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(9)		1,455	1,424,555
CBRE Services, Inc., 5.95%, 8/15/34		1,220	1,152,187
Charles Schwab Corp. (The), 5.875%, 8/24/26		801	798,675
CI Financial Corp.:
3.20%, 12/17/30		1,140	865,575
4.10%, 6/15/51		2,412	1,398,244
Citigroup, Inc., 4.00% to 12/10/25(9)(10)		659	578,109
Corporate Office Properties, L.P., 2.90%, 12/1/33		700	491,729
Danske Bank A/S, 5.375%, 1/12/24(1)		1,579	1,572,810
EPR Properties:
3.75%, 8/15/29		2,408	1,936,648
4.95%, 4/15/28		1,241	1,100,767
F&G Annuities & Life, Inc., 7.40%, 1/13/28		3,645	3,641,562
Fifth Third Bancorp, 6.339% to 7/27/28, 7/27/29(9)		970	958,748
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	3,184	$ 2,272,609
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,804	2,495,303
6.00%, 4/15/25(1)	774	753,983
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(9)	1,127	1,116,271
7.39% to 11/3/27, 11/3/28(9)	1,830	1,893,908
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(9)	800	722,145
8.248% to 11/21/32, 11/21/33(1)(9)	1,524	1,537,248
Iron Mountain, Inc., 4.50%, 2/15/31(1)	627	516,396
Jefferies Financial Group, Inc., 5.875%, 7/21/28	1,378	1,349,391
KeyBank N.A.:
4.15%, 8/8/25	1,055	993,942
5.85%, 11/15/27	992	943,968
KeyCorp, 4.789% to 6/1/32, 6/1/33(9)	500	417,072
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	1,457	1,200,226
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	950	933,136
Newmark Group, Inc., 6.125%, 11/15/23	1,445	1,443,707
OneMain Finance Corp.:
3.50%, 1/15/27	693	594,078
7.125%, 3/15/26(7)	966	947,063
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)(7)	842	682,038
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(9)(10)	2,194	1,886,214
Radian Group, Inc., 4.875%, 3/15/27	1,892	1,769,852
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,627	1,299,461
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(9)	545	494,229
9.375% to 11/22/27(1)(9)(10)	667	655,238
Sun Communities Operating, L.P., 2.70%, 7/15/31	1,211	933,216
Synchrony Bank, 5.40%, 8/22/25	650	626,733
Synchrony Financial, 4.875%, 6/13/25	292	280,067
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	729	588,933
5.625%, 2/15/28	740	670,950
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(9)	979	911,273
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	981	814,689
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(9)	2,420	2,413,596
Truist Financial Corp.:
5.10% to 3/1/30(9)(10)	868	746,447
5.867% to 6/8/33, 6/8/34(9)	3,213	3,026,416
U.S. Bancorp, 5.836% to 6/10/33, 6/12/34(9)	1,618	1,527,273
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	534	383,905

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		732	$ 614,143
5.861% to 6/19/27, 6/19/32(1)(9)		1,386	1,262,209
			$ 80,198,624
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	26,700	$ 1,441,402
			$ 1,441,402
Industrial — 0.6%
Cemex SAB de CV, 9.125% to 3/14/28(1)(9)(10)		1,002	$1,044,340
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)		805	793,952
			$1,838,292
Technology — 3.1%
Concentrix Corp.:
6.60%, 8/2/28		2,584	$2,495,077
6.85%, 8/2/33		1,495	1,382,291
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)		1,305	1,248,022
Kyndryl Holdings, Inc.:
2.70%, 10/15/28		2,060	1,694,773
3.15%, 10/15/31(7)		1,982	1,502,672
Seagate HDD Cayman, 5.75%, 12/1/34		2,038	1,723,407
			$10,046,242
Utilities — 0.3%
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)		401	$312,181
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	791,354
			$1,103,535
Total Corporate Bonds (identified cost $139,430,562)			$129,580,699

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$500	$ 493,145
Total High Social Impact Investments (identified cost $500,000)		$ 493,145

Mutual Funds — 0.2%

Security	Shares	Value
Fixed-Income Mutual Funds — 0.2%
Calvert Floating-Rate Advantage Fund, Class R6(13)	77,929	$ 695,123
Total Mutual Funds (identified cost $715,385)		$ 695,123

Preferred Stocks — 0.6%

Security	Shares	Value
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	77,941	$ 992,968
		$ 992,968
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.:
5.50%	25,425	$ 418,496
6.25%(7)	27,000	490,050
		$ 908,546
Total Preferred Stocks (identified cost $3,296,950)		$ 1,901,514

Senior Floating-Rate Loans — 0.1%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.681%, (SOFR + 2.25%), 3/15/27	$499	$ 356,388
Total Senior Floating-Rate Loans (identified cost $498,044)		$ 356,388

U.S. Government Agency Mortgage-Backed Securities — 10.8%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(15)	$3,200	$ 2,850,999
4.50%, 30-Year, TBA(15)	7,786	7,152,472
5.00%, 30-Year, TBA(15)	18,447	17,412,970
5.50%, 30-Year, TBA(15)	8,044	7,777,546
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $35,869,070)		$ 35,193,987

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 21.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 3.375%, 8/15/42	$1,143	$ 926,343
U.S. Treasury Floating Rate Notes, 5.44%, (3 mo. USTMMR + 0.037%), 7/31/24(3)	18,500	18,504,799
U.S. Treasury Notes:
2.00%, 5/31/24	2,800	2,737,197
2.125%, 3/31/24	11,000	10,820,221
2.25%, 3/31/24	25,350	24,953,517
2.50%, 5/15/24	2,800	2,749,880
2.75%, 4/30/27	1,000	935,273
3.625%, 5/15/26	360	348,989
3.625%, 5/31/28	2,740	2,626,440
3.875%, 3/31/25	2,400	2,352,563
4.50%, 11/15/25	1,384	1,369,565
4.625%, 9/15/26	657	653,818
Total U.S. Treasury Obligations (identified cost $69,416,556)		$68,978,605

Short-Term Investments — 4.0%
Affiliated Fund — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(16)	7,452,447	$ 7,452,447
Total Affiliated Fund (identified cost $7,452,447)		$ 7,452,447
Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(17)	5,671,568	$ 5,671,568
Total Securities Lending Collateral (identified cost $5,671,568)		$ 5,671,568
Total Short-Term Investments (identified cost $13,124,015)		$ 13,124,015
Total Purchased Call Options — 0.0%(18) (identified cost $34,627)		$ 35,578
Total Investments — 110.0% (identified cost $381,170,661)		$358,623,446
Other Assets, Less Liabilities — (10.0)%		$(32,535,898)
Net Assets — 100.0%		$326,087,548

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $152,822,782 or 46.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2023.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.
(7)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $6,088,663 and the total market value of the collateral received by the Fund was $6,304,898, comprised of cash of $5,671,568 and U.S. government and/or agencies securities of $633,330.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of these securities is $3,011,246 or 0.9% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $493,145, which represents 0.2% of the net assets of the Fund as of September 30, 2023.
(13)	Affiliated fund.

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(17)	Represents investment of cash collateral received in connection with securities lending.
(18)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	4,151,441	USD	831,619	State Street Bank and Trust Company	11/10/23	$ —	$(9,976)
BRL	3,900,000	USD	792,441	State Street Bank and Trust Company	11/10/23	—	(20,563)
JPY	245,000,000	USD	1,753,119	JPMorgan Chase Bank, N.A.	11/10/23	—	(103,692)
USD	1,126,273	CAD	1,499,465	Citibank, N.A.	11/10/23	21,725	—
USD	956,274	CAD	1,292,280	State Street Bank and Trust Company	11/10/23	4,344	—
USD	1,090,560	EUR	983,953	JPMorgan Chase Bank, N.A.	11/10/23	48,633	—
						$74,702	$(134,231)
Purchased Call Options (Exchange-Traded) — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 12/2023	69	$7,456,313	$110.00	11/24/23	$35,578
Total					$35,578

(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	60	Long	12/29/23	$12,162,656	$(38,538)
U.S. 10-Year Treasury Note	18	Long	12/19/23	1,945,125	(34,068)
U.S. Long Treasury Bond	29	Long	12/19/23	3,299,656	(153,176)
U.S. 5-Year Treasury Note	(49)	Short	12/29/23	(5,162,609)	38,749
U.S. Ultra 10-Year Treasury Note	(238)	Short	12/19/23	(26,551,875)	842,113

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Ultra-Long Treasury Bond	(51)	Short	12/19/23	$(6,053,062)	$331,004
					$986,084
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
USTMMR	– U.S. Treasury Money Market Rate
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
MXN	– Mexican Peso
USD	– United States Dollar
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: During the fiscal year to date ended September 30, 2023, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $12,056,055, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.022%, (1 mo. SOFR+2.692%), 5/15/36	$2,460,435	$ —	$ —	$ —	$ 45,274	$ 2,506,601	$147,302	$2,621,000
Series 2019-BPR, Class C, 8.972%, (1 mo. SOFR+3.642%), 5/15/36	889,867	—	—	—	18,872	908,739	60,541	960,000

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 472,870	$ —	$ —	$ —	$ 20,275	$ 493,145	$ 5,625	$ 500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	673,303	—	—	—	21,820	695,123	46,243	77,929
Short-Term Investments
Liquidity Fund, Institutional Class(2)	8,638,859	119,463,675	(120,650,087)	—	—	7,452,447	258,554	7,452,447
Total				$ —	$106,241	$12,056,055	$518,265

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$53,821,152	$ —	$53,821,152
Collateralized Mortgage Obligations	—	30,201,407	—	30,201,407
Commercial Mortgage-Backed Securities	—	24,241,833	—	24,241,833
Corporate Bonds	—	129,580,699	—	129,580,699
High Social Impact Investments	—	493,145	—	493,145
Mutual Funds	695,123	—	—	695,123
Preferred Stocks	1,901,514	—	—	1,901,514
Senior Floating-Rate Loans	—	356,388	—	356,388
U.S. Government Agency Mortgage-Backed Securities	—	35,193,987	—	35,193,987
U.S. Treasury Obligations	—	68,978,605	—	68,978,605
Short-Term Investments:
Affiliated Fund	7,452,447	—	—	7,452,447
Securities Lending Collateral	5,671,568	—	—	5,671,568
Purchased Call Options	35,578	—	—	35,578
Total Investments	$15,756,230	$342,867,216	$ —	$358,623,446
Forward Foreign Currency Exchange Contracts	$ —	$74,702	$ —	$74,702
Futures Contracts	1,211,866	—	—	1,211,866
Total	$16,968,096	$342,941,918	$ —	$359,910,014

Calvert
Flexible Bond Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(134,231)	$ —	$(134,231)
Futures Contracts	(225,782)	—	—	(225,782)
Total	$(225,782)	$(134,231)	$ —	$(360,013)
Investment Valuation - Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.